Operating Segments	12 Months Ended
Jan. 31, 2021
Operating Segments
Operating Segments
14	Operating Segments

Segment information

Identification of reportable operating segments

The consolidated entities’ Director examined the group’s performance from both sales channel and geographical perspective and identified three reportable segments being Retail, Wholesale and e-commerce.

Retail

This segment covers retail and outlet stores located in Australia and New Zealand.

Wholesale

This segment covers wholesale intimates apparel to customers in New Zealand, Australia, Europe and USA.

E-commerce

This segment covers the group’s online retail activities. E-commerce revenue includes revenue from a US brand called Fredericks of Hollywood (FOH) for which the Group currently has a licence agreement.

These operating segments are based on the internal reports that are reviewed and used by the Chief Executive Officer (who is identified as the Chief Operating Decision Maker (‘CODM’)) in assessing performance and in determining the allocation of resources.

The CODM reviews segment EBITDA (earnings before interest, tax, depreciation and amortisation). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements.

EBITDA is a financial measure which is not prescribed by IFRS and represents the profit adjusted for specific non-cash and significant items. The directors consider EBITDA to reflect the core earnings of the consolidated entity.

The information reported to the CODM is on a monthly basis.

Other Costs and Business Activities

Certain costs are not allocated to our reporting segment results, such as costs associated with the following:

- Corporate overheads, which is responsible for centralized functions such as information technology, facilities, legal, finance, human resources, business development, and procurement. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest and tax income and expense.

These costs are included with in “unallocated” segment in our segment performance.

Other assets and liabilities

Assets and liabilities are managed on a Group basis, not by segment. CODM does not regularly review any asset or liability information by segment and its preparation is impracticable. Accordingly, we do not report asset and liability information by segment.

(a)	Reconciliations

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Total segment revenue	89,590	104,153	136,842
Intersegment eliminations	(9,551)	(14,088)	(24,922)
Total revenue	80,039	90,065	111,920

Reconciliation of segment EBITDA to the consolidated statements of profit or loss and other comprehensive income:

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Segment EBITDA	690	(16,167)	(25,602)
Any other reconciling items	(68,902)	(37,356)	(24,892)
Income tax (expense)/benefit	(134)	(782)	1,274
Total net loss after tax	(68,346)	(54,305)	(49,220)

Any other reconciling items includes brand transition, finance expenses, impairment expense, depreciation and amortisation, fair value gain/loss on foreign exchange contracts, and unrealised foreign exchange gain/loss that cannot be allocated to segments.

(b)	Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
New Zealand	34,131	33,786	40,703
Australia	21,011	24,365	32,065
United States	24,432	30,863	34,156
Europe	465	1,051	4,996
	80,039	90,065	111,920

The revenues resulting from the Naked business combination in the June 2018 are included in the United States segment shown above.

(c)	Segment performance

	Retail NZ$000’s	Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2021
Revenue	40,492	7,496	32,051	-	80,039
	40,492	7,496	32,051	-	80,039
Cost of goods sold	(19,188)	(4,636)	(21,604)	(719)	(46,147)
Gross profit	21,304	2,860	10,447	(719)	33,892
Other segment expenses*	(17,359)	(1,425)	(10,096)	-	(28,880)
Unallocated expenses
Administrative expenses	-	-	-	(856)	(856)
Corporate expenses	-	-	-	(9,350)	(9,350)
Other income	-	-	-	4,223	4,223
Other foreign exchange gain	-	-	-	1,661	1,661
EBITDA	3,945	1,435	351	(5,041)	690
Brand transition, restructure and transaction expenses	-	-	-	(22,527)	(22,527)
Finance expense	-	-	-	(8,214)	(8,214)
Interest income	-	-	-	5	5
Impairment expense	-	-	-	(4,895)	(4,895)
Depreciation and amortisation	-	-	-	(8,700)	(8,700)
Fair value gain on foreign exchange contracts	-	-	-	-	-
Unrealised foreign exchange gain	-	-	-	1,981	1,981
Fair value loss on Convertible Notes derivative	-	-	-	(26,552)	(26,552)
Income/(loss) before income tax expense	3,945	1,435	351	(73,943)	(68,212)
Income tax expense	-	-	-	(134)	(134)
Income/(loss) after income tax expense	3,945	1,435	351	(74,077)	(68,346)

* Other segment expenses relate to brand management expenses.

	Retail NZ$000’s	Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2020
Revenue	42,576	15,554	31,935	-	90,065
	42,576	15,554	31,935	-	90,065
Cost of goods sold	(19,582)	(11,342)	(20,916)	(4,407)	(56,247)
Gross profit	22,994	4,211	11,020	(4,407)	33,818
Other segment expenses*	(18,784)	(3,112)	(13,659)	-	(35,555)
Unallocated expenses
Administrative expenses	-	-	-	(1,234)	(1,234)
Corporate expenses	-	-	-	(12,772)	(12,772)
Other foreign exchange loss	-	-	-	(424)	(424)
EBITDA	4,210	1,099	(2,639)	(18,837)	(16,167)
Brand transition, restructure and transaction expenses**	-	-	-	(13,687)	(13,687)
Finance expense	-	-	-	(5,213)	(5,213)
Interest income	-	-	-	12	12
Impairment expense	-	-	-	(8,904)	(8,904)
Depreciation and amortisation	-	-	-	(10,603)	(10,603)
Fair value gain on foreign exchange contracts	-	-	-	729	729
Unrealised foreign exchange gain	-	-	-	310	310
Fair value gain/(loss) on Convertible Notes derivative	-	-	-	-	-
Income/(loss) before income tax expense	4,210	1,099	(2,639)	(56,193)	(53,523)
Income tax expense	-	-	-	(782)	(782)
Income/(loss) after income tax expense	4,210	1,099	(2,639)	(56,975)	(54,305)

* Other segment expenses relate to brand management expenses.

** Brand transition, restructure and transaction expenses are shown net of proceeds from the sale of Naked brand and trademarks.

	Retail NZ$000’s	Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2019
Revenue	50,348	29,439	32,133	-	111,920
	50,348	29,439	32,133	-	111,920
Cost of goods sold	(24,616)	(24,582)	(21,248)	(4,034)	(74,480)
Gross profit	25,732	4,857	10,885	(4,034)	37,440
Other segment expenses*	(24,540)	(9,667)	(11,247)	—	(45,454)
Unallocated expenses
Administrative expenses	-	-	-	(1,050)	(1,050)
Corporate expenses	-	-	-	(17,947)	(17,947)
Other foreign exchange gain	-	-	-	1,409	1,409
EBITDA	1,192	(4,810)	(362)	(21,622)	(25,602)
Brand transition, restructure and transaction expenses	-	-	-	(10,075)	(10,075)
Finance expense	-	-	-	(4,041)	(4,041)
Impairment expense	-	-	-	(8,173)	(8,173)
Depreciation and amortisation	-	-	-	(2,382)	(2,382)
Fair value loss on foreign exchange contracts	-	-	-	(1,704)	(1,704)
Unrealised foreign exchange gain	-	-	-	2,258	2,258
Fair value loss on Convertible Notes derivative	-	-	-	(775)	(775)
Income/(loss) before income tax expense	1,192	(4,810)	(362)	(46,514)	(50,494)
Income tax benefit	-	-	-	1,274	1,274
Income/(loss) after income tax expense	1,192	(4,810)	(362)	(45,240)	(49,220)

* Other segment expenses relate to brand management expenses and some corporate expenses.